Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Contribution Benefit Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer contribution to match participant contribution in defined contribution plan, net	100.00%
Benefits expense of defined benefit plans	$ 606	$ 560	$ 552
Defined benefit plan cost (credit)	(11)	4	8
Defined benefit plan, assets	$ 9
Defined benefit plan obligation		9
Defined Contribution Benefit Plans [Member] | Minimum [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer contribution to match participant contribution in defined contribution plan	3.00%
Defined Contribution Benefit Plans [Member] | Maximum [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer contribution to match participant contribution in defined contribution plan	9.00%
Restoration Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Number of hours of service required to qualify for the plan	1,000 or more
Noncontributory and nonqualified plan, benefit expense	$ (27)	38	35
Noncontributory and nonqualified plan, accrued benefits liabilities	210	258
Supplemental Executive Retirement Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined benefit plan cost (credit)	22	22	$ 24
Defined benefit plan obligation	$ 137	$ 201